Report of Independent
Registered Public
Accounting Firm


To the Board of
Trustees and the
Shareholders of Arca
U.S. Treasury Fund


In planning and
performing our audit of
the financial statements
of Arca U.S. Treasury
Fund (the Fund) as of
and for the year ended
December 31, 2025, in
accordance with the
standards of the Public
Company Accounting
Oversight Board (United
States) (PCAOB), we
considered the Fund's
internal control over
financial reporting,
including controls over
safeguarding securities,
as a basis for designing
our auditing procedures
for the purpose of
expressing our opinion
on the financial
statements and to
comply with the
requirements of
Form N-CEN, but not
for the purpose of
expressing an opinion
on the effectiveness of
the Fund's internal
control over financial
reporting. Accordingly,
we express no such
opinion.

The management of the
Fund is responsible for
establishing and
maintaining effective
internal control over
financial reporting. In
fulfilling this
responsibility, estimates
and judgments by
management are
required to assess the
expected benefits and
related costs of
controls. A fund's
internal control over
financial reporting is a
process designed to
provide reasonable
assurance regarding the
reliability of financial
reporting and the
preparation of financial
statements for external
purposes in accordance
with generally accepted
accounting principles
(GAAP). A fund's
internal control over
financial reporting
includes those policies
and procedures that (a)
pertain to the
maintenance of records
that, in reasonable
detail, accurately and
fairly reflect the
transactions and
dispositions of the
assets of the fund; (b)
provide reasonable
assurance that
transactions are
recorded as necessary
to permit preparation of
financial statements in
accordance with GAAP,
and that receipts and
expenditures of the fund
are being made only in
accordance with
authorizations of
management and
trustees of the fund; and
(c) provide reasonable
assurance regarding
prevention or timely
detection of
unauthorized
acquisition, use or
disposition of a fund's
assets that could have a
material effect on the
financial statements.

Because of inherent
limitations, internal
control over financial
reporting may not
prevent or detect
misstatements. Also,
projections of any
evaluation of
effectiveness to future
periods are subject to
the risk that controls
may become
inadequate because of
changes in conditions,
or that the degree of
compliance with the
policies or procedures
may deteriorate.

A deficiency in internal
control over financial
reporting exists when
the design or operation
of a control does not
allow management or
employees, in the
normal course of
performing their
assigned functions, to
prevent or detect
misstatements on a
timely basis. A material
weakness is a
deficiency, or
combination of
deficiencies, in internal
control over financial
reporting, such that
there is a reasonable
possibility that a
material misstatement
of the Fund's annual or
interim financial
statements will not be
prevented or detected
on a timely basis.

Our consideration of the
Fund's internal control
over financial reporting
was for the limited
purpose described in
the first paragraph and
would not necessarily
disclose all deficiencies
in internal control that
might be material
weaknesses under
standards established
by the PCAOB.
However, we noted no
deficiencies in the
Fund's internal control
over financial reporting
and its operation,
including controls over
safeguarding securities,
that we consider to be a
material weakness as
defined above as of
December 31, 2025.



This report is intended
solely for the
information and use of
management and the
Board of Trustees of the
Fund and the Securities
and Exchange
Commission and is not
intended to be and
should not be used by
anyone other than these
specified parties.


/s/ RSM US LLP

Denver, Colorado
February 27, 2026



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